UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund, L.L.C.
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
        ----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2010
                                               -------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                     UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)

                               SEMI-ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital .....................    1
Statement of Operations ...................................................    2
Statements of Changes in Members' Capital .................................    3
Statement of Cash Flows ...................................................    5
Financial Highlights ......................................................    7
Notes to Financial Statements .............................................    8
Schedule of Portfolio Investments .........................................   18

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS
Investments in securities, at fair value
   (cost $115,584,204)                                              $117,628,258
Cash and cash equivalents                                             16,955,088
Foreign cash, at fair value (cost $1,079,130)                          1,080,758
Due from broker                                                       39,355,070
Investments sold, not settled                                          7,170,895
Unrealized appreciation on forward contracts                           2,259,736
Dividends receivable                                                     189,092
Interest receivable                                                        2,011
Other assets                                                              37,863
                                                                    ------------
TOTAL ASSETS                                                         184,678,771
                                                                    ------------
LIABILITIES
Securities sold, not yet purchased, at fair value
   (proceeds of sales $63,048,425)                                    57,370,332
Investments purchased, not settled                                     5,792,769
Unrealized depreciation on forward contracts                           2,232,892
Withdrawals payable                                                    2,156,269
Professional fees payable                                                207,303
Management Fee payable                                                   116,161
Interest payable                                                          87,281
Administration fee payable                                                31,372
Dividends payable                                                          7,984
Other liabilities                                                        112,954
                                                                    ------------
TOTAL LIABILITIES                                                     68,115,317
                                                                    ------------
MEMBERS' CAPITAL                                                    $116,563,454
                                                                    ------------
MEMBERS' CAPITAL
Represented by:
Net capital contributions                                           $108,812,835
Net change in unrealized appreciation/depreciation on
   investments in securities, securities sold, not yet purchased
   and forward contracts and foreign currency translations             7,750,619
                                                                    ------------
MEMBERS' CAPITAL                                                    $116,563,454
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

INVESTMENT INCOME
Dividends (less foreign withholding taxes of $489,960)             $  2,211,933
Interest                                                                364,610
                                                                   ------------
TOTAL INVESTMENT INCOME                                               2,576,543
                                                                   ------------
EXPENSES
Margin interest                                                       1,150,796
Dividends on securities sold, not yet purchased                         973,193
Management Fee                                                          810,708
Professional fees                                                       270,869
Custody fee                                                             160,044
Administration fee                                                       67,404
Directors' fees                                                          25,136
Printing, insurance and other expenses                                  119,652
                                                                   ------------
TOTAL EXPENSES                                                        3,577,802
                                                                   ------------
NET INVESTMENT LOSS                                                  (1,001,259)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS
Net realized gain/(loss) from:
   Investments in securities                                        (22,686,024)
   Securities sold, not yet purchased                                10,518,650
   Forward contracts and foreign currency transactions               11,263,626
Net change in unrealized appreciation/depreciation on:
   Investments in securities                                         (5,918,879)
   Securities sold, not yet purchased                                 4,687,022
   Forward contracts and foreign currency translations               (1,565,984)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS               (3,701,589)
                                                                   ------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           $ (4,702,848)
                                                                   ------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                                  ADVISER       MEMBERS          TOTAL
                                                                                ----------   -------------   -------------
MEMBERS' CAPITAL AT JANUARY 1, 2009                                             $1,412,181   $ 201,846,438   $ 203,258,619
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                    (23,072)     (3,973,664)     (3,996,736)
   Net realized gain/(loss) from investments in securities, securities sold, not yet purchased, and forward contracts and foreign
      currency transactions                                                        553,407      46,525,712      47,079,119
   Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, and forward
      contracts and foreign currency translations                                  (42,974)     (5,656,020)     (5,698,994)
Incentive allocation                                                                 3,094          (3,094)             --
                                                                                ----------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                490,455      36,892,934      37,383,389
                                                                                ----------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                                  --       2,650,000       2,650,000
Adviser and Members' withdrawals                                                    (3,094)   (100,572,371)   (100,575,465)
                                                                                ----------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS       (3,094)    (97,922,371)    (97,925,465)
                                                                                ----------   -------------   -------------
MEMBERS' CAPITAL AT DECEMBER 31, 2009                                           $1,899,542   $ 140,817,001   $ 142,716,543
                                                                                ----------   -------------   -------------
INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment income/(loss)                                                     (3,530)       (997,729)     (1,001,259)
   Net realized gain/(loss) from investments in securities, securities sold, not yet purchased, and forward contracts and foreign
      currency transactions                                                        (11,152)       (892,596)       (903,748)
   Net change in unrealized appreciation/depreciation on investments in securities, securities sold, not yet purchased, and forward
      contracts and foreign currency translations                                  (59,543)     (2,738,298)     (2,797,841)
                                                                                ----------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                (74,225)     (4,628,623)     (4,702,848)
                                                                                ----------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

   YEAR ENDED DECEMBER 31, 2009 AND PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010
                                                                     (UNAUDITED)

                                                                                  ADVISER       MEMBERS          TOTAL
                                                                                ----------   -------------   -------------
MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                                  --         300,000         300,000
Members' withdrawals                                                                    --     (21,750,241)    (21,750,241)
                                                                                ----------   -------------   -------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL DERIVED FROM CAPITAL TRANSACTIONS           --     (21,450,241)    (21,450,241)
                                                                                ----------   -------------   -------------
MEMBERS' CAPITAL AT JUNE 30, 2010                                               $1,825,317   $ 114,738,137   $ 116,563,454
                                                                                ----------   -------------   -------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in members' capital derived from operations                                            $  (4,702,848)
Adjustments to reconcile net decrease in members' capital derived from operations to net cash provided by operating activities:
   Purchases of investments                                                                          (566,320,115)
   Proceeds from disposition of investments                                                           565,493,553
   Proceeds received from securities sold, not yet purchased                                          324,769,755
   Cost to cover securities sold, not yet purchased                                                  (298,471,662)
   Net realized (gain)/loss from investments in securities and securities sold, not yet purchased      12,167,374
   Net accretion of bond discount and amortization of bond premium                                           (466)
   Net change in unrealized appreciation/depreciation on investments in securities,
      securities sold, not yet purchased, and forward contracts and foreign currency translations       2,790,548
   Changes in assets and liabilities:
      (Increase) decrease in assets:
         Dividends receivable                                                                            (160,254)
         Due from broker                                                                              (12,090,250)
         Interest receivable                                                                               65,901
         Investments sold, not settled                                                                 (7,170,895)
         Other assets                                                                                     (25,076)
      Increase (decrease) in liabilities:
         Administration fee payable                                                                         6,735
         Dividends payable                                                                               (363,065)
         Interest payable                                                                                (113,552)
         Investments purchased, not settled                                                             5,792,769
         Management Fee payable                                                                           (28,854)
         Professional fees payable                                                                         (6,018)
         Other liabilities                                                                                 58,261
                                                                                                    -------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                              21,691,841
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in advance               300,000
Payments on Adviser withdrawals, including change in withdrawals payable                                   (3,094)
Payments on Members' withdrawals, including change in withdrawals payable                             (25,468,720)
                                                                                                    -------------
NET CASH USED IN FINANCING ACTIVITIES                                                                 (25,171,814)
Net decrease in cash, cash equivalents and foreign cash                                                (3,479,973)
Cash, cash equivalents and foreign cash--beginning of period (a)                                       21,515,819
                                                                                                    -------------
CASH, CASH EQUIVALENTS AND FOREIGN CASH--END OF PERIOD                                              $  18,035,846
                                                                                                    -------------

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                    PERIOD FROM JANUARY 1, 2010 TO JUNE 30, 2010

SUPPLEMENTAL CASH FLOWS DISCLOSURE:
   Interest paid                                                                                    $   1,264,348
                                                                                                    -------------

(a) Beginning of period balance has been conformed to the current year presentation, which is to include foreign cash balances.


   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                            FINANCIAL HIGHLIGHTS

                                                                   JUNE 30, 2010

The following represents the ratios to average members' capital and other supplemental information for all Members, excluding the Adviser, for the periods indicated.

An individual Member's ratios and returns may vary from the below based on the timing of capital transactions, management fee arrangements and the Incentive Allocation.

                                    PERIOD FROM
                                  JANUARY 1, 2010                               YEARS ENDED DECEMBER 31,
                                  TO JUNE 30, 2010  ------------------------------------------------------------------------------
                                    (UNAUDITED)         2009             2008            2007             2006            2005
                                  ----------------  ------------     ------------   --------------   --------------   ------------
Ratio of net investment income
   (loss) to average members'
   capital(b)                            (1.53%)(a)        (2.51%)           0.66%           (0.87%)           0.66%          0.30%
Ratio of total expenses to
   average members' capital
   before Incentive
   Allocation(b)                          5.48%(a)          4.10%            2.78%            3.70%            1.77%          1.78%
Ratio of total expenses to
   average members' capital
   after Incentive
   Allocation(b)                          5.48%(a)          4.10%(c)         2.78%            5.15%            4.98%          5.84%
Portfolio turnover rate                 363.49%         1,460.13%          969.14%          500.19%          389.87%        338.96%
Total return before Incentive
   Allocation(d)                         (4.51%)           32.88%          (45.36%)           7.67%           17.69%         20.34%
Total return after Incentive
   Allocation(e)                         (4.51%)           32.88%(c)       (45.36%)           6.13%           14.15%         16.27%
Average debt ratio(b)                    61.15%            37.69%            0.60%           14.87%            0.39%          1.80%
   Members' capital at end of
   period (including the
   Adviser)                       $116,563,454      $142,716,543     $203,258,619   $1,182,171,935   $1,152,927,258   $723,967,167

(a)  Annualized.

(b) The average members' capital used in the above ratios is calculated using pre-tender members' capital, excluding the Adviser.

(c)  The impact of the Incentive Allocation is less than 0.005%.

(d) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

(e) Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

   The accompanying notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

1.   ORGANIZATION

     UBS Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. The Fund commenced operations on July 2, 2001.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

     The Adviser is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") and Reach Capital Management, L.L.C. ("RCMLLC"). UBSFA is the managing member of the Adviser and is a wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC manage the Fund's investment portfolio on behalf of the Adviser under the oversight of UBSFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests.

     The Fund, from time to time, may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year in March and September. A Member's interest, or portion thereof, in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

2.   NEW ACCOUNTING PRONOUNCEMENTS

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new guidance to improve disclosures about fair value measurement. This new guidance clarifies existing disclosure requirements regarding (i) the level of disaggregation for which fair value measurement disclosures should be provided, and (ii) the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. It also requires disclosure of significant transfers into and out of Level 1 and Level 2 measurements in the fair value hierarchy and the reasons for those transfers, as well as the reasons for all transfers into and out of Level 3. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009. The Fund has adopted this accounting guidance for the period ended June 30, 2010, which has not had a material impact on the Fund's members' capital or results of operations. The guidance also requires entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact on the Fund's members' capital or results of operations.

3.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1--quoted prices in active markets for identical securities.

     LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

     LEVEL 3--significant unobservable inputs (including the Fund's own assumptions.)

     The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended June 30, 2010.

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In its consideration, the Fund must consider inputs and valuation techniques used for each class of assets and liabilities. Judgment is used to determine the appropriate classes of assets and liabilities for which disclosures about fair value measurements are provided. Fair value measurement disclosure for each class of assets and liabilities requires greater disaggregation than the Fund's line items in the Statement of Assets, Liabilities and Members' Capital. The Fund determines the appropriate classes for those disclosures on the basis of the nature and risks of the assets and liabilities and their classification in the fair value hierarchy (i.e., Level 1, Level 2, and Level 3).

     For assets and liabilities measured at fair value on a recurring basis during the period, the Fund provides quantitative disclosures about the fair value measurements separately for each class of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by class.

     A breakdown of the Fund's portfolio into the fair value measurement levels can be found in the tables following the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

     Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange.

     Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges.

     Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     If market quotations are not readily available, the fair value of the securities described above are determined in good faith by, or under the supervision of, the Directors in consultation with the Adviser.

     Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units.

     All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

     On occasion, the fair value of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its other assets and liabilities, such securities and other assets and liabilities are valued as determined in good faith by, or under the supervision of, the Directors. The Fund held no such securities or other assets and liabilities at June 30, 2010.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION

     Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the effective yield method. Realized gains and losses from investments in securities, securities sold, not yet purchased and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments in securities and securities sold, not yet purchased from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments in securities and securities sold, not yet purchased. Net

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B.   SECURITIES TRANSACTIONS AND INCOME RECOGNITION (CONTINUED)

     realized gain or loss from foreign currency transactions represents net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gain or loss from foreign currency translations arise from changes in the value of assets and liabilities, other than investments in securities and securities sold, not yet purchased, as a result of changes in exchange rates.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

     D.   INCOME TAXES

     The Fund has reclassified $1,001,259 and $903,748 from accumulated net investment loss and accumulated net realized loss from investments in securities, securities sold, not yet purchased, derivative contracts and foreign currency transactions respectively, to net capital contributions during the six month period ended June 30, 2010. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of June 30, 2010 and had no effect on members' capital.

     The Fund files income tax returns in the U.S. federal jurisdiction and applicable states. Management has analyzed the Fund's tax positions taken on its federal and state income tax returns for all open tax years, and has concluded that no provision for federal or state income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended June 30, 2010, the Fund did not incur any interest or penalties.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consists of U.S. cash and foreign cash. The U.S. cash is invested in a PNC Bank, NA account which pays money market rates and is accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Management Fee") at an annual rate of 1.25% of the Fund's members' capital, excluding the capital account attributable to the Adviser. The Management Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Adviser's capital account. A portion of the Management Fee is paid by UBSFA to RCMLLC.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the period from January 1, 2010 to June 30, 2010, UBS FSI and its affiliates earned brokerage commissions of $27,611 from portfolio transactions executed on behalf of the Fund.

     The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Management Fee which is similarly allocated to all Members other than the Adviser as described above. Upon a Member's withdrawal from the Fund and generally, at the end of each fiscal year thereafter, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits (defined as net increase in member capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member.

     There was no Incentive Allocation for the period from January 1, 2010 to June 30, 2010. The Incentive Allocation for the year ended December 31, 2009 was $3,094, and was recorded as an increase to the Adviser's capital account. The Incentive Allocation amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses.

     As described in the private placement memorandum, certain brokerage arrangements provide that RCMLLC receives soft dollar credits related to brokerage commissions paid by the Fund and other clients. Such credits can be used by RCMLLC for research and related services that would then be paid for, or provided by, the broker. The research services obtained by RCMLLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by RCMLLC.

5.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. The Custodian entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of the PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of investment securities for the period from January 1, 2010 to June 30, 2010 amounted to $864,791,777 and $890,263,308, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $298,471,662 and $324,769,755, respectively.

     At December 31, 2009, the net tax basis of investments was $85,355,900 resulting in accumulated net unrealized depreciation on investments of $17,614,145 which consists of $19,069,063 gross unrealized appreciation and $1,454,918 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales. The tax basis of investments for 2010 will not be finalized by the Fund until after the fiscal year end.

7.   DUE TO BROKER

     The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the period ended June 30, 2010, the Fund's average interest rate paid on borrowings was 2.69% per annum and the average borrowings outstanding were $80,473,876. The Fund pledges securities in an account at the Custodian, for the benefit of the prime broker, to meet margin requirements as determined by the prime broker. During the period from January 1, 2010 to June 30, 2010, the Fund recorded margin interest expense of $1,150,796.

8.   DUE FROM BROKER

     The cash due from broker (Morgan Stanley & Co. Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. Accordingly, the Fund has a concentration of individual counterparty credit risk with the prime broker.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

     Foreign-denominated assets may involve more risks than domestic transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Derivative contracts serve as components of the Fund's investment strategies and are utilized to structure and hedge investments to enhance performance and reduce risk to the Fund as well as for speculative purposes and other independent profit opportunities. The derivative contracts that the Fund may hold include forward foreign currency exchange and futures contracts, options, and swaps. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the fair value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

     Swap contracts represent agreements that obligate two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or otherwise determined notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Therefore, amounts required for the future satisfaction of the swap may be greater or less than the amount recorded. The ultimate gain or loss depends upon the price or rate at which the underlying financial instrument of the swap contract is valued at the swap contract's settlement date. The Fund is subject to the market risk associated with changes in the value of the underlying asset, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized on the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate cash to be received or paid, respectively. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the period from January 1, 2010 to June 30, 2010, the Fund did not trade any swap contracts.

     The Fund has entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of the counterparty (Morgan Stanley & Co. Incorporated) to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

9. DERIVATIVE CONTRACTS AND FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

     The Fund is required to present enhanced information in order to provide users of financial statements with an improved degree of transparency and understanding of how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, results of operations and its cash flows. In order to provide such information to financial statement users, the Fund provides qualitative disclosures about an entity's associated risk exposures, quantitative disclosures about fair value amounts of derivative instruments and the gains and losses from derivative instruments.

     The realized and unrealized gain/(loss) on forward foreign currency exchange contracts is $11,088,110 and $(1,558,691), respectively, and are included in the realized gain/loss from forward contracts and foreign currency transactions and net change in unrealized appreciation/depreciation on forward contracts and foreign currency translations on the Statement of Operations. Unrealized appreciation/depreciation on forward foreign currency exchange contracts is included on the Statement of Assets, Liabilities and Members' Capital.

     The average quarterly notional value of forward contracts (net) was $(51,853,801) for the period ended June 30, 2010.

10.  INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

11.  SUBSEQUENT EVENTS

     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                       INVESTMENTS IN SECURITIES (100.91%)

                                                                                FAIR
  SHARES                                                                       VALUE
----------                                                                  ------------
             COMMON STOCK (100.91%)
             ADVERTISING (0.40%)
    11,493   Publicis Group - (France) (a),(b)                              $    462,879
                                                                            ------------
             AEROSPACE/DEFENSE - EQUIPMENT (0.23%)
     4,853   MTU Aero Engines Holding AG - (Germany) (a),(b)                     271,870
                                                                            ------------
             AUTO - CARS/LIGHT TRUCKS (1.27%)
   132,096   Volvo AB - (Sweden) (a),(b)                                       1,482,728
                                                                            ------------
             BEVERAGES - WINES/SPIRITS (1.98%)
   583,735   C&C Group PLC - (Ireland) (a),(b)                                 2,309,514
                                                                            ------------
             BREWERY (1.04%)
    25,002   Anheuser-Busch InBev NV - (Belgium) (a),(b)                       1,217,040
                                                                            ------------
             BUILDING - RESIDENTIAL/COMMERCIAL (0.66%)
   204,998   Even Constructora e Incorporadora SA - (Brazil) *,(a)               763,127
                                                                            ------------
             BUILDING MAINTENANCE & SERVICE (2.08%)
   271,488   Babcock International Group PLC - (United Kingdom) (a),(b)        2,424,870
                                                                            ------------
             BUILDING PRODUCTS - WOOD (3.76%)
   109,821   Asian Bamboo AG - (Germany) (a),(b)                               4,385,361
                                                                            ------------
             CHEMICALS - DIVERSIFIED (4.25%)
   169,586   Kemira Oyj - (Finland) (a),(b)                                    1,832,149
    95,618   Sociedad Quimica y Minera de Chile SA - (Chile) (a)               3,118,103
                                                                            ------------
                                                                               4,950,252
                                                                            ------------
             CHEMICALS - SPECIALTY (2.64%)
     3,601   Givaudan SA - (Switzerland) (a),(b)                               3,077,221
                                                                            ------------
             COMMERCIAL BANKS - NON US (2.83%)
    60,752   Bank of Montreal - (Canada) (a),(c)                               3,297,619
                                                                            ------------
             COMMERCIAL SERVICES (3.46%)
 1,076,808   CPP Group PLC - (United Kingdom) (a),(b)                          4,030,780
                                                                            ------------
             COMPUTERS (2.04%)
   178,000   HTC Corporation - (Taiwan) *,(a)                                  2,382,086
                                                                            ------------
             CONTAINERS - METAL/GLASS (2.43%)
    87,769   Gerresheimer AG - (Germany) (a),(b)                               2,827,478
                                                                            ------------
             COSMETICS & TOILETRIES (3.53%)
 1,619,655   L'occitane International SA - (Luxembourg) *,(a)                  3,531,683
     5,925   L'oreal SA - (France) (a)                                           587,645
                                                                            ------------
                                                                               4,119,328
                                                                            ------------
             DISTRIBUTION/WHOLESALE (2.84%)
    71,070   Jardine Cycle & Carriage Limited - (Singapore) (a)                1,527,183
   395,289   Li & Fung Ltd. - (Hong Kong) (a)                                  1,784,274
                                                                            ------------
                                                                               3,311,457
                                                                            ------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                FAIR
  SHARES                                                                       VALUE
----------                                                                  ------------
             COMMON STOCK (CONTINUED)
             DIVERSIFIED MANUFACTURING OPERATIONS (5.81%)
 1,031,760   Morgan Crucible Company PLC - (United Kingdom) (a),(b)         $  2,851,078
    43,228   Siemans AG - (Germany) (a),(b)                                    3,919,373
                                                                            ------------
                                                                               6,770,451
                                                                            ------------
             DIVERSIFIED MINERALS (2.76%)
 1,306,569   Centamin Egypt, Ltd. - (Australia) *,(a),(b)                      3,213,643
                                                                            ------------
             E-COMMERCE/PRODUCTS (3.88%)
   647,382   Yoox SpA - (Italy) *,(a),(b)                                      4,527,923
                                                                            ------------
             E-COMMERCE/SERVICES (0.54%)
    17,514   Seloger.Com - (France) (a),(b)                                      632,005
                                                                            ------------
             ELECTRIC PRODUCTS - MISCELLANEOUS (1.30%)
    50,652   Legrend S.A. - (France) (a),(b)                                   1,516,973
                                                                            ------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.00%)
   280,980   ARM Holdings PLC - (United Kingdom) (a)                           1,166,546
                                                                            ------------
             ENGINEERING/R&D SERVICES (3.54%)
    95,452   Imtech NV - (Netherlands) (a)                                     2,478,696
    87,362   Tognum AG - (Germany) (a),(b)                                     1,642,070
                                                                            ------------
                                                                               4,120,766
                                                                            ------------
             ENTERPRISE SOFTWARE/SERVICES (1.71%)
    19,236   Software AG - (Germany) (a),(b)                                   1,992,425
                                                                            ------------
             EXTENDED SERVICE CONTRACTS (1.54%)
    59,593   Homeserve PLC - (United Kingdom) (a),(b)                          1,789,395
                                                                            ------------
             FINANCE - OTHER SERVICES (1.01%)
   186,681   IG Group Holdings PLC - (United Kingdom) (a),(b)                  1,175,833
                                                                            ------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (1.53%)
    36,786   Nestle SA - (Switzerland) (a),(b)                                 1,780,711
                                                                            ------------
             HUMAN RESOURCES (2.05%)
   632,847   Sthree PLC - (United Kingdom) (a),(b)                             2,385,011
                                                                            ------------
             INDUSTRIAL GASES (1.98%)
    22,604   Air Liquid SA - (France) (a),(b)                                  2,310,822
                                                                            ------------
             INSTRUMENTS - CONTROLS (1.68%)
   102,133   Rotork PLC - (United Kingdom) (a),(b)                             1,963,508
                                                                            ------------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES (4.29%)
 1,049,364   Jupiter Fund Management PLC - (United Kingdom) *,(a)              2,841,635
    17,822   Partners Group - (Switzerland) (a),(b)                            2,155,134
                                                                            ------------
                                                                               4,996,769
                                                                            ------------
             LEISURE & REC PRODUCTS (1.28%)
    30,823   CTS Eventim AG - (Germany) (a),(b)                                1,489,822
                                                                            ------------
             MACH TOOLS & REL PRODUCTS (1.16%)
    54,269   Meyer Burger Technology AG - (Switzerland) *,(a),(b)              1,351,252
                                                                            ------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                FAIR
  SHARES                                                                       VALUE
----------                                                                  ------------
             COMMON STOCK (CONTINUED)
             MACHINERY - GENERAL INDUSTRY (2.72%)
     8,759   FLSmidth & Co. A/S - (Denmark) (a),(b)                         $    571,081
    31,262   Man AG - (Germany) (a),(b)                                        2,602,007
                                                                            ------------
                                                                               3,173,088
                                                                            ------------
             MEDICAL INSTRUMENTS (0.90%)
    53,818   Getinge AB - (Sweden) (a),(b)                                     1,049,112
                                                                            ------------
             METAL PROCESSORS & FABRICATION (2.97%)
   171,469   Assa Abloy AB - (Sweden) (a),(b)                                  3,463,753
                                                                            ------------
             MULTIMEDIA (1.36%)
   298,706   Informa PLC - (Swaziland) (a),(b)                                 1,589,613
                                                                            ------------
             OIL COMPANIES - EXPLORATION & PRODUCTION (2.42%)
   148,394   Penn West Energy Trust - (Canada) (a),(b)                         2,822,454
                                                                            ------------
             OIL COMPANIES - INTEGRATED (1.19%)
    54,752   Royal Dutch Shell PLC - (Netherlands) (a),(b)                     1,391,619
                                                                            ------------
             PAPER & RELATED PRODUCTS (0.89%)
 1,386,990   Lee & Man Paper Manufacturing Ltd. - (Hong Kong) (a)              1,036,616
                                                                            ------------
             PROPERTY/CASUALTY INSURANCE (3.04%)
   261,581   Brit Insurance Holdings N.V. - (Netherlands) (a),(b)              3,541,753
                                                                            ------------
             RENTAL AUTO/EQUIPMENT (1.95%)
   299,402   Mills Estructuras E Servicos De Engenharia SA - (Brazil) (a)      2,273,960
                                                                            ------------
             RETAIL - APPAREL/SHOE (1.67%)
    70,336   Hennes & Mauritz AB - (Sweden) (a),(b)                            1,948,656
                                                                            ------------
             RETAIL - AUTOMOBILE (1.28%)
   279,000   Pt Astra International Tbk - (Indonesia) (a)                      1,486,564
                                                                            ------------
             RETAIL - RESTAURANTS (2.71%)
   554,589   Domino's Pizza UK & IRL PLC - (United Kingdom) (a),(b)            3,152,959
                                                                            ------------
             RETIREMENT/AGED CARE (1.03%)
    65,914   Medica - (France) (a),(b)                                         1,199,369
                                                                            ------------
             RUBBER - TIRES (0.48%)
    22,875   Nokian Renkaat Oyj - (Finland) (a),(b)                              564,597
                                                                            ------------
             STEEL - PRODUCERS (0.95%)
    41,414   Usinas Siderurgicas De Minas Gerais S.A. - (Brazil) (a)           1,109,734
                                                                            ------------
             TRANSPORTATION - MARINE (0.86%)
       126   A P Moller - Maersk A/S - (Denmark) (a),(b)                       1,004,047
                                                                            ------------
             WIRE & CABLE PRODUCTS (1.99%)
    13,807   Bekaert NV - (Belgium) (a),(b)                                    2,322,899
                                                                            ------------
             TOTAL COMMON STOCK (Cost $115,584,204)                          117,628,258
                                                                            ------------
             TOTAL INVESTMENTS IN SECURITIES (Cost $115,584,204)             117,628,258
                                                                            ------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                FAIR
  SHARES                                                                       VALUE
----------                                                                  ------------
             SECURITIES SOLD, NOT YET PURCHASED ((49.21)%)
             COMMON STOCK SOLD, NOT YET PURCHASED ((11.55)%)
             APPLICATIONS SOFTWARE ((1.11)%)
  (233,906)  TomTom NV - (Netherlands) *,(a)                                $ (1,290,453)
                                                                            ------------
             COMMERCIAL BANKS - NON US ((1.02)%)
(1,572,979)  Banco Comercial Portugues, S.A. - (Portugal) (a)                 (1,194,585)
                                                                            ------------
             COMPUTER SOFTWARE ((1.02)%)
  (174,624)  Playtech Ltd. - (British Virgin Islands) (a)                     (1,195,903)
                                                                            ------------
             CONSULTING SERVICES ((1.03)%)
  (428,034)  RPS Group PLC - (United Kingdom) (a)                             (1,197,522)
                                                                            ------------
             ENTERPRISE SOFTWARE/SERVICES ((0.91)%)
  (168,694)  Micro Focus International PLC - (United Kingdom) (a)             (1,066,578)
                                                                            ------------
             OIL - FIELD SERVICES ((1.08)%)
  (268,627)  John Wood Group PLC - (United Kingdom) (a)                       (1,258,737)
                                                                            ------------
             PAPER & RELATED PRODUCTS ((2.13)%)
  (305,976)  Smurfit Kappa Group PLC - (Ireland) *,(a)                        (2,485,617)
                                                                            ------------
             PHOTO EQUIPMENT & SUPPLIES ((1.27)%)
  (254,998)  AGFA Gevaert NV - (Belgium) (a)                                  (1,477,407)
                                                                            ------------
             RETAIL - MAJOR DEPARTMENT STORES ((1.01)%)
  (236,618)  Marks & Spencer Group PLC - (United Kingdom) (a)                 (1,174,594)
                                                                            ------------
             RETAIL - SPORTING GOODS ((0.97)%)
  (722,161)  Sports Direct International PLC - (United Kingdom) (a)           (1,126,891)
                                                                            ------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
             (Proceeds of Sales $(14,235,211))                               (13,468,287)
                                                                            ------------
             EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((37.66)%)
             INTERNATIONAL EQUITY ((37.66)%)
  (943,927)  iShares MSCI EAFE Index Fund                                    (43,902,045)
                                                                            ------------
             TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED
             (Proceeds of Sales $(48,813,214))                               (43,902,045)
                                                                            ------------
             TOTAL SECURITIES SOLD, NOT YET PURCHASED
             (Proceeds of Sales $(63,048,425))                               (57,370,332)
                                                                            ------------
             DERIVATIVE CONTRACTS (0.02%)
             CURRENCY FORWARDS (0.02%)
             Unrealized appreciation on forward contracts                      2,259,736
             Unrealized depreciation on forward contracts                     (2,232,892)
                                                                            ------------
             TOTAL CURRENCY FORWARDS                                              26,844
                                                                            ------------
             TOTAL DERIVATIVE CONTRACTS                                           26,844
                                                                            ------------

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                                FAIR
  SHARES                                                                       VALUE
----------                                                                  ------------
             TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD,
             NOT YET PURCHASED AND DERIVATIVE CONTRACTS -- 51.72%             60,284,770
                                                                            ------------
             OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 48.28%            56,278,684
                                                                            ------------
             TOTAL MEMBERS' CAPITAL -- 100.00%                              $116,563,454
                                                                            ============

Percentages shown represent a percentage of members' capital as of June 30, 2010.

*    Non-income producing security.

(a)  Foreign.

(b) Partially or wholly held ($79,834,452 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(c)  American Depository Receipt.

DERIVATIVE CONTRACTS

FOREIGN CURRENCY FORWARDS

UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS AS OF JUNE 30, 2010:

                                               VALUE ON TRADE                    UNREALIZED
UNREALIZED APPRECIATION ON FORWARD CONTRACTS        DATE        CURRENT VALUE   APPRECIATION
--------------------------------------------   --------------   -------------   ------------
British Pounds
Purchase Contracts expiring 08/20/2010         $  20,350,568    $  21,089,518    $  738,950
Danish Krone
Purchase Contracts expiring 08/20/2010               319,489          326,050         6,561
Danish Krone
Sale Contracts expiring 08/20/2010                (3,246,539)      (3,192,417)       54,122
Euros
Purchase Contracts expiring 08/20/2010             2,738,699        2,773,075        34,376
Euros
Sale Contracts expiring 08/20/2010               (46,352,379)     (45,786,622)      565,757
Japanese Yen
Purchase Contracts expiring 08/20/2010               559,505          575,174        15,669
Swedish Krona
Purchase Contracts expiring 08/20/2010            10,923,186       11,087,945       164,759
Swedish Krona
Sale Contracts expiring 08/20/2010               (13,087,022)     (12,995,280)       91,742
Swiss Francs
Purchase Contracts expiring 08/20/2010             8,900,576        9,488,376       587,800
                                                                                 ----------
                                                                                 $2,259,736
                                                                                 ==========

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

DERIVATIVE CONTRACTS (CONTINUED)

FOREIGN CURRENCY FORWARDS (CONTINUED)

                                               VALUE ON TRADE                    UNREALIZED
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS        DATE        CURRENT VALUE   DEPRECIATION
--------------------------------------------   --------------   -------------   ------------
British Pounds
Sale Contracts expiring 08/20/2010               (33,518,542)     (34,488,209)      (969,667)
Danish Krone
Purchase Contracts expiring 08/20/2010             2,400,615        2,362,621        (37,994)
Danish Krone
Sale Contracts expiring 08/20/2010                  (281,395)        (282,622)        (1,227)
Euros
Purchase Contracts expiring 08/20/2010            31,272,622       30,831,216       (441,406)
Euros
Sale Contracts expiring 08/20/2010                (7,824,329)      (7,903,184)       (78,855)
Japanese Yen
Sale Contracts expiring 08/20/2010                  (553,504)        (575,175)       (21,671)
Swedish Krona
Purchase Contracts expiring 08/20/2010               571,239          570,859           (380)
Swedish Krona
Sale Contracts expiring 08/20/2010                (2,587,893)      (2,627,755)       (39,862)
Swiss Francs
Sale Contracts expiring 08/20/2010              $(13,107,267)    $(13,749,097)   $  (641,830)
                                                                                 $(2,232,892)
                                                                                 ===========
Total net unrealized appreciation on foreign
currency forwards                                                                $    26,844
                                                                                 ===========

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                                    TOTAL FAIR VALUE
                                                           AT
DESCRIPTION                                           JUNE 30, 2010       LEVEL 1       LEVEL 2    LEVEL 3
-----------                                         ----------------   ------------   ----------   -------
Investments in Securities
   Common Stock
      Advertising                                     $    462,879     $    462,879   $       --     $--
      Aerospace/Defense - Equipment                        271,870          271,870           --      --
      Auto - Cars/Light Trucks                           1,482,728        1,482,728           --      --
      Beverages - Wines/Spirits                          2,309,514        2,309,514           --      --
      Brewery                                            1,217,040        1,217,040           --      --
      Building - Residential/Commercial                    763,127          763,127           --      --
      Building Maintenance & Service                     2,424,870        2,424,870           --      --
      Building Products - Wood                           4,385,361        4,385,361           --      --
      Chemicals - Diversified                            4,950,252        4,950,252           --      --
      Chemicals - Specialty                              3,077,221        3,077,221           --      --
      Commercial Banks - Non US                          3,297,619        3,297,619           --      --
      Commercial Services                                4,030,780        4,030,780           --      --
      Computers                                          2,382,086        2,382,086           --      --
      Containers - Metal/Glass                           2,827,478        2,827,478           --      --
      Cosmetics & Toiletries                             4,119,328        4,119,328           --      --
      Distribution/Wholesale                             3,311,457        3,311,457           --      --
      Diversified Manufacturing Operations               6,770,451        6,770,451           --      --
      Diversified Minerals                               3,213,643        3,213,643           --      --
      E-Commerce/Products                                4,527,923        4,527,923           --      --
      E-Commerce/Services                                  632,005          632,005           --      --
      Electric Products - Miscellaneous                  1,516,973        1,516,973           --      --
      Electronic Components - Semiconductors             1,166,546        1,166,546           --      --
      Engineering/R&D Services                           4,120,766        4,120,766           --      --
      Enterprise Software/Services                       1,992,425        1,992,425           --      --
      Extended Service Contracts                         1,789,395        1,789,395           --      --
      Finance - Other Services                           1,175,833        1,175,833           --      --
      Food - Miscellaneous/Diversified                   1,780,711        1,780,711           --      --
      Human Resources                                    2,385,011        2,385,011           --      --
      Industrial Gases                                   2,310,822        2,310,822           --      --
      Instruments - Controls                             1,963,508        1,963,508           --      --
      Investment Management/Advisory Services            4,996,769        4,996,769           --      --
      Leisure & Rec Products                             1,489,822        1,489,822           --      --
      Mach Tools & Rel Products                          1,351,252        1,351,252           --      --
      Machinery - General Industry                       3,173,088        3,173,088           --      --
      Medical Instruments                                1,049,112        1,049,112           --      --
      Metal Processors & Fabrication                     3,463,753        3,463,753           --      --
      Multimedia                                         1,589,613        1,589,613           --      --
      Oil Companies - Exploration & Production           2,822,454        2,822,454           --      --
      Oil Companies - Integrated                         1,391,619        1,391,619           --      --
      Paper & Related Products                           1,036,616        1,036,616           --      --
      Property/Casualty Insurance                        3,541,753        3,541,753           --      --
      Rental Auto/Equipment                              2,273,960        2,273,960           --      --
      Retail - Apparel/Shoe                              1,948,656        1,948,656           --      --
      Retail - Automobile                                1,486,564        1,486,564           --      --
      Retail - Restaurants                               3,152,959        3,152,959           --      --

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

ASSETS TABLE (CONTINUED)

                                                    TOTAL FAIR VALUE
                                                           AT
DESCRIPTION                                           JUNE 30, 2010       LEVEL 1       LEVEL 2    LEVEL 3
-----------                                         ----------------   ------------   ----------   -------
Investments in Securities (continued)
   Common Stock (continued)
      Retirement/Aged Care                            $  1,199,369     $  1,199,369   $       --     $--
      Rubber - Tires                                       564,597          564,597           --      --
      Steel - Producers                                  1,109,734        1,109,734           --      --
      Transportation - Marine                            1,004,047        1,004,047           --      --
      Wire & Cable Products                              2,322,899        2,322,899           --      --
                                                      ------------     ------------   ----------     ---
   TOTAL COMMON STOCK                                  117,628,258      117,628,258           --      --
                                                      ------------     ------------   ----------     ---
TOTAL INVESTMENTS IN SECURITIES                       $117,628,258     $117,628,258   $       --     $--
                                                      ------------     ------------   ----------     ---
Derivative Contracts
   Currency Forwards                                     2,259,736               --    2,259,736      --
                                                      ------------     ------------   ----------     ---
TOTAL DERIVATIVE CONTRACTS                            $  2,259,736     $         --   $2,259,736     $--
                                                      ============     ============   ==========     ===
TOTAL ASSETS                                          $119,887,994     $117,628,258   $2,259,736     $--
                                                      ------------     ------------   ----------     ---

LIABILITIES TABLE

                                                    TOTAL FAIR VALUE
                                                           AT
DESCRIPTION                                           JUNE 30, 2010       LEVEL 1        LEVEL 2    LEVEL 3
-----------                                         ----------------   ------------   -----------   -------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Applications Software                           $ (1,290,453)    $ (1,290,453)  $        --     $--
      Commercial Banks - Non US                         (1,194,585)      (1,194,585)           --      --
      Computer Software                                 (1,195,903)      (1,195,903)           --      --
      Consulting Services                               (1,197,522)      (1,197,522)           --      --
      Enterprise Software/Services                      (1,066,578)      (1,066,578)           --      --
      Oil - Field Services                              (1,258,737)      (1,258,737)           --      --
      Paper & Related Products                          (2,485,617)      (2,485,617)           --      --
      Photo Equipment & Supplies                        (1,477,407)      (1,477,407)           --      --
      Retail - Major Department Stores                  (1,174,594)      (1,174,594)           --      --
      Retail - Sporting Goods                           (1,126,891)      (1,126,891)           --      --
                                                      ------------     ------------   -----------     ---
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED          (13,468,287)     (13,468,287)           --      --
                                                      ------------     ------------   -----------     ---
   Exchange Traded Funds Sold, Not Yet Purchased
      International Equity                             (43,902,045)     (43,902,045)           --      --
                                                      ------------     ------------   -----------     ---
   TOTAL EXCHANGE TRADED FUNDS SOLD,
      NOT YET PURCHASED                                (43,902,045)     (43,902,045)           --      --
                                                      ------------     ------------   -----------     ---
TOTAL SECURITIES SOLD, NOT YET PURCHASED              $(57,370,332)    $(57,370,332)  $        --     $--
                                                      ------------     ------------   -----------     ---
Derivative Contracts
   Currency Forwards                                    (2,232,892)              --    (2,232,892)     --
                                                      ------------     ------------   -----------     ---
TOTAL DERIVATIVE CONTRACTS                            $ (2,232,892)    $         --   $(2,232,892)    $--
                                                      ------------     ------------   -----------     ---
TOTAL LIABILITIES                                     $(59,603,224)    $(57,370,332)  $(2,232,892)    $--
                                                      ------------     ------------   -----------     ---

     The preceding notes are an integral part of these financial statements.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)

                                                                   JUNE 30, 2010

                                                                              June 30, 2010
Investments in Securities - By Country                   Percentage of Members' Capital (%)
--------------------------------------                   ----------------------------------
Germany                                                                  16.41%
United Kingdom                                                           15.42%
Switzerland                                                               7.18%
Sweden                                                                    6.81%
France                                                                    5.75%
Netherlands                                                               5.25%
Canada                                                                    5.25%
Italy                                                                     3.88%
Brazil                                                                    3.56%
Luxembourg                                                                3.03%
Australia                                                                 2.76%
Chile                                                                     2.68%
Hong Kong                                                                 2.42%
Finland                                                                   2.05%
Taiwan                                                                    2.04%
Belgium                                                                   1.76%
Swaziland                                                                 1.36%
Denmark                                                                   1.35%
Singapore                                                                 1.31%
Indonesia                                                                 1.28%
Ireland                                                                  (0.15%)
Portugal                                                                 (1.02%)
British Virgin Islands                                                   (1.02%)
United States                                                           (37.66%)

                                                                              June 30, 2010
Investments in Foreign Currency Forwards - By Currency   Percentage of Members' Capital (%)
------------------------------------------------------   ----------------------------------
Swedish Krona                                                             0.19%
Euros                                                                     0.07%
Danish Krone                                                              0.02%
Japanese Yen                                                             (0.01%)
Swiss Francs                                                             (0.05%)
British Pounds                                                           (0.20%)

     The preceding notes are an integral part of these financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Tamarack International Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Michael Perry
                         -------------------------------------------------------
                           Michael Perry, Principal Executive Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date                       August 23, 2010
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.